Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Trading Symbol	ck0001584423
Entity Registrant Name	APX Group Holdings, Inc.
Entity Central Index Key	0001584423
Entity Filer Category	Non-accelerated Filer